PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

August 9, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing risk/return summary information in an interactive data format relating to the supplement for Invesco Oppenheimer Global Multi-Asset Income Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 26, 2019 (Accession Number: 0001193125-19-204168).

Please direct any comments or questions to me at (212) 323-5905.

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Senior Counsel